Consolidated Balance Sheets $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Assets
Insurance contract receivables	$ 5,435.0	$ 5,110.7
Portfolio investments
Subsidiary cash and short term investments (including restricted cash and cash equivalents - $664.8; December 31, 2018 - $560.9)	4,613.0	5,114.0
Investments in associates (fair value $3,357.3; December 31, 2018 – $3,279.1)	4,820.0	4,863.0
Assets held for sale	2,785.6	0.0
Deferred premium acquisition costs	1,344.3	1,127.3
Recoverable from reinsurers (including recoverables on paid losses – $637.3; December 31, 2018 – $651.0)	9,155.8	8,400.9
Deferred income taxes	375.9	497.9
Goodwill and intangible assets	6,194.1	5,676.9
Other assets	6,007.3	4,568.3
Total assets	70,508.5	64,372.1
Liabilities
Accounts payable and accrued liabilities	4,814.1	3,020.0
Short sale and derivative obligations (including at the holding company – $0.3; December 31, 2018 – $6.6)	205.9	149.5
Liabilities associated with assets held for sale	2,035.1	0.0
Insurance contract payables	2,591.0	2,003.1
Insurance contract liabilities	35,722.6	35,353.9
Borrowings	7,232.6	6,480.4
Total liabilities	52,601.3	47,006.9
Equity
Shareholders’ equity attributable to shareholders of Fairfax	14,378.1	13,114.8
Non-controlling interests	3,529.1	4,250.4
Total equity	17,907.2	17,365.2
Equity and liabilities	70,508.5	64,372.1
Common shareholders’ equity
Equity
Equity in stock	13,042.6	11,779.3
Preferred shares
Equity
Equity in stock	1,335.5	1,335.5
Holding company cash and investments
Assets
Holding company cash and investments (including assets pledged for short sale and derivative obligations – $5.5; December 31, 2018 – $21.5)	1,098.9	1,557.2
Portfolio investments
Subsidiary cash and short term investments (including restricted cash and cash equivalents - $664.8; December 31, 2018 - $560.9)	183.9	227.7
Assets pledged for short sale and derivative obligations (cost $146.7; December 31, 2018 – $164.8)	5.5	21.5
Portfolio investments	1,098.9	1,557.2
Liabilities
Short sale and derivative obligations (including at the holding company – $0.3; December 31, 2018 – $6.6)	0.3	6.6
Borrowings	4,117.3	3,859.5
Portfolio Investments
Assets
Holding company cash and investments (including assets pledged for short sale and derivative obligations – $5.5; December 31, 2018 – $21.5)	38,111.6	37,432.9
Portfolio investments
Subsidiary cash and short term investments (including restricted cash and cash equivalents - $664.8; December 31, 2018 - $560.9)	10,021.3	6,722.0
Bonds (cost $15,353.9; December 31, 2018 – $19,281.8)	15,618.1	19,256.4
Preferred stocks (cost $241.3; December 31, 2018 – $327.2)	578.2	260.1
Common stocks (cost $5,533.7; December 31, 2018 – $5,014.2)	5,287.6	4,431.4
Investments in associates (fair value $3,357.3; December 31, 2018 – $3,279.1)	3,195.8	3,471.9
Derivatives and other invested assets (cost $1,168.7; December 31, 2018 – $971.3)	759.1	563.6
Assets pledged for short sale and derivative obligations (cost $146.7; December 31, 2018 – $164.8)	146.9	164.6
Portfolio investments	38,111.6	37,432.9
Portfolio Investments | Fairfax India and Fairfax Africa
Assets
Holding company cash and investments (including assets pledged for short sale and derivative obligations – $5.5; December 31, 2018 – $21.5)	2,504.6	2,562.9
Portfolio investments
Portfolio investments	2,504.6	2,562.9
Holding Company, Insurance, and Reinsurance Companies
Liabilities
Borrowings	5,156.9	4,855.2
Non-insurance companies
Portfolio investments
Other assets	4,043.8	3,222.6
Liabilities
Accounts payable and accrued liabilities	2,734.1	1,516.1
Borrowings	$ 2,075.7	$ 1,625.2